Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.9%

Security	Principal Amount* (000's omitted)		Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,639	$ 3,674,313
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)		6,935	6,943,754
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,649,282
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,471	4,927,641
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,527,987
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	13,214,713
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,658,143
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,904,794
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		643	625,047
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,861	8,395,249
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,587,283
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,109,149
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,204,632
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		5,252	5,209,541
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		7,022	7,058,569
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,938	1,845,231
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		7,492	7,585,492
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		3,211	3,248,436
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,549	12,606,998
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,026	2,397,052
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		8,408	7,392,189
GoTo Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,152	1,135,944
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		2,165	2,080,006
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)		947	900,264
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		13,825	13,430,647
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,559,910
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)		313	310,400
Security	Principal Amount* (000's omitted)	Value
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	228	$ 228,630
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	492	492,665
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	6,135	6,162,074
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,747	1,387,901
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	512	496,758
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	199	189,531
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,035	1,040,188
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	7,483	7,521,726
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	5,129	5,238,331
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,467	1,384,461
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,727	4,204,831
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	509	441,872
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	426	364,261
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,043	868,605
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,299	1,043,368
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	4,872	4,192,717
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	72	69,870
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	12,873	12,593,964
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,626	8,884,349
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,038,322
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,634	2,522,894
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	7,586	7,639,374
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	12,113	12,042,759
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	3,853	3,730,821
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,033	1,003,869
Series 2021-C, Class A, 2.18%, 10/8/31(1)	26,855	26,054,296
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	11,921	11,982,141
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	454	448,930
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,122	2,062,297
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	178	176,199
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,054	2,816,284
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	11,068	11,133,326
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	11,853	11,674,704

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,902	$ 1,735,847
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,238	1,903,666
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,286	10,004,106
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,583	3,600,753
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	624	609,114
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,410	4,259,459
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,048	1,883,206
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	4,015,910
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	4,498	4,389,567
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	3,170	3,089,560
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,625	1,455,702
Series 2021-B, Class A, 1.62%, 7/20/48(1)	7,947	6,929,942
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,855	2,464,235
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	804	590,416
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,233	5,824,497
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	8,150	7,870,589
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,586	2,440,308
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	2,762	2,799,731
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	5,924	4,685,001
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	1,921	1,430,084
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,253	1,052,446
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,024	3,284,780
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,492	2,320,792
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,569	3,000,573
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	23,677	22,219,470
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	2,930	2,421,774
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,034	971,356
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	498	501,695
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,393	2,162,104
Security	Principal Amount* (000's omitted)	Value
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	$ 9,891,993
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,534,727
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,287	4,689,806
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,814	1,697,303
Series 2020-A, Class C, 6.657%, 3/15/45(1)	446	438,058
Total Asset-Backed Securities (identified cost $456,381,776)		$ 440,483,554

Collateralized Mortgage Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$3,470	$ 3,477,183
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	7,104	6,808,427
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	9,261	9,589,063
Series 2024-2, Class A, 8.79% to 9/25/27, 11/25/59(1)(3)	6,112	6,368,896
Series 2024-3, Class A, 10.262%, 1/25/60(1)(4)	5,889	6,103,626
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	3,613	3,663,294
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	4,693	4,796,271
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	706	701,632
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	19,611	19,640,618
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.833%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	2,905	3,379,317
Series 2021-DNA2, Class B1, 7.969%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	7,095	8,014,682
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,000	4,772,319
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,646	2,660,944
Series 2022-HQA1, Class M1A, 6.669%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	633	640,061
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	9,924	10,732,644
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	3,902	4,157,286
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	17,833	18,584,953

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	$8,402	$ 8,737,303
Series 2020-R01, Class 1B1, 7.933%, (30-day SOFR Average + 3.364%), 1/25/40(1)(2)	3,000	3,115,866
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	4,570	4,699,745
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	10,132	10,752,505
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	1,647	1,707,728
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,905,761
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,035,696
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,197,038
Series 2023-149, Class S, 7.636%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,557	1,667,050
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,013,603
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,515,688
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,969	1,988,016
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	4,911	4,997,240
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	4,000	4,079,278
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	3,670	3,714,199
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.454%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	1,360	1,366,503
Series 2022-GT1, Class A, 8.819%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	8,523	8,649,605
Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	7,480	7,584,294
Total Collateralized Mortgage Obligations (identified cost $186,965,993)		$192,818,334

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$9,685	$ 6,175,357
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,805	1,011,306
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.89%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	4,875	4,882,701
BPR Trust, Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	9,995	10,047,473
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	10,584	10,550,192
Security	Principal Amount (000’s omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	$8,166	$ 8,125,030
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	7,717	7,703,550
CSMC Trust, Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	3,272	3,029,993
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	11,621	11,636,411
Series 2021-ESH, Class B, 5.892%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	5,181	5,188,307
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	11,347	11,373,064
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.606%, 3/25/29(4)	6,251	6,162,500
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	18,061,677
Series KG08, Class A2, 4.134%, 5/25/33(4)	32,787	31,071,096
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,692,643
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	5,181,010
Series W5FX, Class AFX, 3.214%, 4/25/28(4)	1,896	1,815,806
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	4,376	4,189,516
Series 2018-M4, Class A2, 3.057%, 3/25/28(4)	4,888	4,660,954
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	12,817	12,138,072
Series 2019-M1, Class A2, 3.543%, 9/25/28(4)	10,697	10,299,940
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,669	9,739,403
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,068,416
Series 2023-M1S, Class A2, 4.501%, 4/25/33(4)	16,881	16,435,983
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	7,473	7,565,023
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	5,846	5,955,283
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,544,994
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.088%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	14,792	14,870,148
Series 2024-WOLF, Class A, 5.939%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	3,640	3,650,767
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	16,053	16,064,974
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	6,895	6,918,666
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	6,660	6,700,374
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.738%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	7,649	7,669,109

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	$2,335	$ 293,499
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	385	20,140
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	7,420	7,447,826
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	12,031	12,142,021
ORL Trust:
Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	13,396	13,446,227
Series 2024-GLKS, Class D, 7.291%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	4,757	4,774,844
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	12,150	12,129,970
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.789%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	10,331	10,341,703
TX Trust:
Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,740	4,735,844
Series 2024-HOU, Class D, 7.636%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)	4,000	4,009,574
Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	2,859	2,865,092
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	8,652	9,075,999
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(4)	1,330	1,092,667
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	2,700	1,909,338
Total Commercial Mortgage-Backed Securities (identified cost $390,631,034)		$374,464,482

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,102,388
Uber Technologies, Inc., 0.00%, 12/15/25(6)	1,290	1,303,545
		$ 2,405,933
Consumer, Cyclical — 0.0%(7)
Ford Motor Co., 0.00%, 3/15/26	$875	$ 849,625
		$ 849,625
Consumer, Non-cyclical — 0.2%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$900	$ 838,575
Exact Sciences Corp.:
0.375%, 3/1/28	1,450	1,281,075
1.75%, 4/15/31(1)	1,000	933,800
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	$1,250	$ 1,233,306
Jazz Investments I Ltd., 2.00%, 6/15/26	1,275	1,296,994
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,296,000
		$ 6,879,750
Energy — 0.0%(7)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)(6)	$1,400	$ 1,321,334
		$ 1,321,334
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,227,125
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,274,375
		$2,501,500
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,274,063
Microchip Technology, Inc., 0.75%, 6/1/30(1)	1,400	1,292,550
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,276,088
		$3,842,701
Total Convertible Bonds (identified cost $18,052,285)		$17,800,843

Corporate Bonds — 31.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	$5,100	$ 5,281,686
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	7,090	6,991,293
		$ 12,272,979
Communications — 0.7%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$5,775	$ 5,310,259
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	24,621	18,520,279
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	2,440	1,777,317
SES SA, 5.30%, 4/4/43(1)	1,457	1,065,317
		$26,673,172
Consumer, Cyclical — 3.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$5,501	$5,487,564
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	5,655	5,514,099
5.308%, 10/20/31(1)	3,545	3,463,393
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	1,700	1,689,874

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.: (continued)
4.75%, 10/20/28(1)	$7,179	$ 7,085,157
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	8,000	7,319,266
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	5,425	5,423,133
5.303%, 9/6/29	4,864	4,769,529
7.122%, 11/7/33	4,439	4,635,167
7.20%, 6/10/30	2,030	2,138,124
7.35%, 11/4/27	6,678	6,994,586
7.35%, 3/6/30	4,488	4,754,583
General Motors Financial Co., Inc.:
4.30%, 4/6/29	1,425	1,377,270
5.60%, 6/18/31	7,500	7,541,181
5.80%, 1/7/29	2,555	2,607,693
5.95%, 4/4/34	5,585	5,616,988
Hyundai Capital America, 5.30%, 6/24/29(1)	3,404	3,416,072
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(6)	4,400	4,024,985
4.375%, 1/15/31(1)(6)	7,749	7,054,317
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	8,191	7,737,673
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	14,616	12,883,595
		$111,534,249
Consumer, Non-cyclical — 1.7%
AbbVie, Inc., 5.50%, 3/15/64	$4,761	$4,550,070
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	514	494,079
4.25%, 11/1/29(1)	3,524	3,343,203
Bristol-Myers Squibb Co., 5.65%, 2/22/64	8,954	8,625,535
Centene Corp.:
2.50%, 3/1/31	5,565	4,606,576
2.625%, 8/1/31	508	418,674
3.375%, 2/15/30	2,435	2,170,327
4.25%, 12/15/27	2,693	2,610,726
Conservation Fund, 3.474%, 12/15/29	3,965	3,645,367
CVS Pass-Through Trust, 6.036%, 12/10/28	850	855,144
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,897,509
Ford Foundation, 2.415%, 6/1/50	6,560	3,862,566
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,962,384
Kroger Co., 5.00%, 9/15/34	4,319	4,185,447
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,000	6,481,242
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	855,950
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,822,899
3.00%, 10/15/30(1)	1,114	964,682
		$61,352,380
Security	Principal Amount (000’s omitted)	Value
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	$2,185	$ 2,024,402
6.45%, 3/5/34(1)	3,485	3,447,675
6.95%, 3/5/54(1)	2,250	2,221,026
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	4,787,106
5.00%, 1/31/28(1)	7,060	6,807,587
		$ 19,287,796
Financial — 19.2%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(8)	$1,612	$1,615,807
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	8,397	8,457,717
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	7,600	7,638,007
Ally Financial, Inc.:
4.70% to 5/15/26(8)(9)	11,472	10,741,127
5.543% to 1/17/30, 1/17/31(8)	9,708	9,574,894
6.848% to 1/3/29, 1/3/30(8)	5,850	6,067,077
6.992% to 6/13/28, 6/13/29(8)	1,115	1,162,008
American Assets Trust LP, 3.375%, 2/1/31	2,454	2,136,198
American National Group, Inc.:
5.75%, 10/1/29	6,890	6,903,188
6.144%, 6/13/32(1)(6)	6,355	6,257,954
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,615,598
Antares Holdings LP:
6.35%, 10/23/29(1)	2,137	2,121,312
6.50%, 2/8/29(1)	5,175	5,173,660
Apollo Debt Solutions BDC, 6.70%, 7/29/31(1)	12,058	12,388,966
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(8)	1,200	1,175,979
5.294%, 8/18/27	2,800	2,818,112
5.439%, 7/15/31	3,800	3,794,411
6.35%, 3/14/34	7,200	7,304,403
9.625% to 11/21/28(6)(8)(9)	4,000	4,404,872
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(8)	13,510	12,956,710
3.824% to 1/20/27, 1/20/28(8)	16,117	15,795,848
5.468% to 1/23/34, 1/23/35(8)	10,255	10,270,865
5.819% to 9/15/28, 9/15/29(8)	6,153	6,306,574
5.933% to 9/15/26, 9/15/27(8)	13,485	13,728,615
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(8)	7,705	8,126,971
BBVA Bancomer SA:
1.875%, 9/18/25(1)	5,136	5,016,022
5.125% to 1/18/28, 1/18/33(1)(6)(8)	3,686	3,431,543
8.125% to 1/8/34, 1/8/39(1)(8)	9,539	9,738,279
Blackstone Private Credit Fund, 6.25%, 1/25/31	7,515	7,645,050
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)(6)	2,575	2,629,552
7.75%, 1/15/29	5,000	5,328,289

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 8,602,537
BNP Paribas SA, 7.75% to 8/16/29(1)(8)(9)	13,325	13,655,127
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(8)	9,200	9,251,084
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,639,161
Brookfield Finance, Inc.:
5.675%, 1/15/35	13,916	14,024,403
6.30% to 10/15/34, 1/15/55(8)	7,282	7,138,617
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(8)	2,771	2,798,052
6.84% to 9/13/33, 9/13/34(1)(8)	8,270	8,799,096
Capital One Financial Corp., 4.20%, 10/29/25	2,950	2,931,888
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)	12,717	13,358,226
CI Financial Corp., 3.20%, 12/17/30	10,506	8,937,892
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	3,895	3,802,001
COPT Defense Properties LP, 2.90%, 12/1/33	8,716	7,006,361
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(8)	15,450	15,521,982
6.316% to 10/3/28, 10/3/29(1)(8)	3,203	3,310,715
Enact Holdings, Inc., 6.25%, 5/28/29	13,485	13,750,139
EPR Properties:
3.60%, 11/15/31	1,405	1,229,954
3.75%, 8/15/29	9,133	8,473,088
4.95%, 4/15/28	6,313	6,211,906
Essent Group Ltd., 6.25%, 7/1/29	7,545	7,707,602
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	13,342	11,458,256
6.75%, 3/15/54(1)	3,564	3,621,735
7.95%, 6/15/33(1)	3,581	3,967,437
7.95% to 7/15/29, 10/15/54(1)(8)	7,412	7,771,504
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	23,378	22,779,235
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,150	3,054,475
3.75%, 9/15/30(1)(6)	4,400	3,880,509
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,246,208
8.248% to 11/21/32, 11/21/33(1)(8)	12,290	13,792,806
Jefferies Financial Group, Inc., 6.20%, 4/14/34	11,634	11,996,303
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(8)	30,492	31,103,452
5.766% to 4/22/34, 4/22/35(8)	5,750	5,884,221
KeyBank NA, 5.00%, 1/26/33	13,591	13,040,583
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(2)	3,885	3,888,552
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	11,471	10,922,880
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	7,750	7,351,650
6.00%, 5/20/34	4,857	4,948,140
Marex Group PLC, 6.404%, 11/4/29	7,211	7,287,342
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Nuveen LLC, 5.85%, 4/15/34(1)	$8,756	$ 8,865,730
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(8)	300	297,822
6.875% to 10/20/33, 10/20/34(8)	3,400	3,712,769
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	9,074	7,911,819
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(6)(8)	13,296	13,277,124
8.50% to 3/25/34(1)(8)(9)	7,629	7,630,664
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,516,947
Swedbank AB:
5.407%, 3/14/29(1)	3,525	3,556,547
6.136%, 9/12/26(1)	8,620	8,808,524
Synchrony Bank, 5.40%, 8/22/25	3,488	3,493,286
Synchrony Financial, 4.50%, 7/23/25	9,400	9,365,257
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	6,445	6,295,133
5.625%, 2/15/28	4,830	4,840,119
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(8)	2,099	2,115,647
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	2,905,573
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	12,137	12,680,983
TPG Operating Group II LP, 5.875%, 3/5/34	15,250	15,607,266
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(8)	16,664	16,811,623
5.85% to 10/21/32, 10/21/33(8)	11,195	11,445,794
UBS Group AG:
4.375% to 2/10/31(1)(8)(9)	2,686	2,310,283
9.016% to 11/15/32, 11/15/33(1)(8)	2,382	2,877,796
9.25% to 11/13/33(1)(8)(9)	7,000	8,039,017
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	6,576	6,450,164
5.459% to 6/30/30, 6/30/35(1)(8)	4,317	4,172,771
Ventas Realty LP, 5.625%, 7/1/34	9,866	9,939,018
		$711,398,403
Government - Multinational — 3.0%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$7,205	$7,125,262
4.25%, 3/13/34	14,385	13,914,720
European Investment Bank, 3.25%, 11/15/27	44,000	42,706,170
Inter-American Development Bank, 3.50%, 9/14/29	7,300	7,005,769
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	11,679,830
4.00%, 1/10/31	28,000	27,179,416
		$109,611,167
Industrial — 0.6%
Arrow Electronics, Inc., 5.15%, 8/21/29	$7,894	$7,864,960
MasTec, Inc., 5.90%, 6/15/29	7,315	7,451,991

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	$7,073	$ 6,998,698
		$ 22,315,649
Technology — 1.9%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	$7,000	$ 6,879,515
Concentrix Corp., 6.60%, 8/2/28(6)	22,532	23,097,216
Intel Corp., 4.90%, 8/5/52	13,069	10,326,693
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	800	693,937
6.35%, 2/20/34(6)	13,675	14,234,346
Playtika Holding Corp., 4.25%, 3/15/29(1)	7,783	7,085,383
Seagate HDD Cayman, 9.625%, 12/1/32	6,112	6,896,166
		$69,213,256
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$2,429	$2,074,892
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,814,473
		$6,889,365
Total Corporate Bonds (identified cost $1,163,384,754)		$1,150,548,416

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(10)	47,000	$ 2,383,135
Total Exchange-Traded Funds (identified cost $2,387,790)		$ 2,383,135

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 4,942,750
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	3,500	3,448,725
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,391,475

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,215,210
Series A2, 6.375%	211,400	2,875,040
		$ 4,090,250
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	102,136	$ 2,285,804
		$ 2,285,804
Total Preferred Stocks (identified cost $10,509,717)		$ 6,376,054

Senior Floating-Rate Loans — 2.0%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	$1,875	$ 1,882,301
		$ 1,882,301
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(14)	$2,109	$ 2,115,318
Term Loan, 11/30/28(14)	115	115,591
Term Loan, 11/30/28(14)	14	14,347
Term Loan, 11/30/28(14)	262	262,556
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	2,494	2,502,578
		$5,010,390
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29	$2,389	$2,392,741
		$2,392,741
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	$2,494	$2,491,743
		$2,491,743
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$5,465	$5,490,505
		$5,490,505

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	$5,464	$ 5,486,734
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	2,977	2,999,333
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29	5,465	5,463,015
		$ 13,949,082
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(14)	$5,487	$ 5,521,507
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	5,479	5,518,496
		$ 11,040,003
Life Sciences Tools & Services — 0.0%(7)
Avantor Funding, Inc., Term Loan, 6.457%, (SOFR + 2.00%), 11/8/27	$336	$338,754
ICON Luxembourg SARL, Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	764	770,154
PRA Health Sciences, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	190	191,884
		$1,300,792
Machinery — 0.2%
Gates Global LLC, Term Loan, 6/4/31(14)	$2,500	$2,508,288
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	5,366	5,411,205
		$7,919,493
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 6.60%, (SOFR + 2.25%), 1/24/31	$2,488	$2,494,458
		$2,494,458
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$5,479	$5,477,721
		$5,477,721
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 9/21/28	$2,487	$2,501,170
Epicor Software Corp., Term Loan, 5/30/31(14)	2,500	2,520,963
McAfee LLC, Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29	2,494	2,499,049
		$7,521,182
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(14)	$2,500	$2,515,625
		$2,515,625
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$4,700	$ 4,703,450
		$ 4,703,450
Total Senior Floating-Rate Loans (identified cost $74,141,767)		$ 74,189,486

Sovereign Government Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$12,000	$ 11,350,191
4.375%, 2/28/34	22,344	21,913,806
Total Sovereign Government Bonds (identified cost $33,815,890)		$ 33,263,997

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 746,700
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,696,988
New York City, NY, 5.206%, 10/1/31(15)	1,030	1,021,266
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,654,211
		$ 8,119,165
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,415,524
Social Bonds, 2.484%, 6/1/27	3,980	3,802,691
Social Bonds, 2.534%, 6/1/28	4,980	4,666,210
Social Bonds, 2.584%, 6/1/29	2,715	2,495,302
Social Bonds, 2.984%, 6/1/33	3,060	2,645,707
Social Bonds, 3.034%, 6/1/34	2,195	1,866,365
		$20,891,799
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,004,983
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,172,421
Green Bonds, 2.184%, 9/1/31	1,985	1,690,803
Green Bonds, 2.264%, 9/1/32	1,780	1,484,431

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.344%, 9/1/33	$1,945	$ 1,590,057
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,814,057
Green Bonds, 1.701%, 5/1/31	1,925	1,602,428
		$ 11,359,180
Total Taxable Municipal Obligations (identified cost $45,863,217)		$ 40,370,144

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.738%, 8/1/25	$2,726	$ 2,693,782
3.435%, 8/1/34	3,105	2,688,204
3.485%, 8/1/35	1,745	1,498,663
3.535%, 8/1/36	929	792,532
3.585%, 8/1/37	3,215	2,727,792
3.635%, 8/1/38	657	555,054
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,201	1,116,126
2.36%, 10/15/29	994	936,937
3.52%, 9/20/32	3,605	3,431,857
Total U.S. Government Agencies and Instrumentalities (identified cost $18,912,517)		$16,440,947

U.S. Government Agency Mortgage-Backed Securities — 25.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,151	$ 1,034,617
5.00%, with various maturities to 2054	10,958	10,577,983
5.50%, with various maturities to 2054	28,496	28,151,327
6.00%, with various maturities to 2053	15,438	15,537,137
Federal National Mortgage Association:
2.00%, 4/1/51	3,111	2,470,800
2.68%, 7/1/26	2,807	2,732,966
3.00%, with various maturities to 2049	6,716	5,784,933
4.00%, with various maturities to 2048	6,281	5,825,231
5.00%, 1/1/54	2,771	2,675,064
5.50%, with various maturities to 2054	107,790	106,438,484
Government National Mortgage Association II:
2.50%, with various maturities to 2051	15,290	12,646,675
6.00%, with various maturities to 2053	10,923	11,103,405
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
6.50%, with various maturities to 2053	$3,590	$ 3,708,855
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	9,638	8,803,710
4.50%, 30-Year, TBA(16)	26,150	24,585,001
5.00%, 30-Year, TBA(16)	289,397	279,143,240
5.50%, 30-Year, TBA(16)	389,758	384,444,488
6.00%, 30-Year, TBA(16)	43,792	43,993,853
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $970,837,391)		$ 949,657,769

U.S. Treasury Obligations — 16.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.625%, 5/15/53	$10,110	$ 8,221,601
4.00%, 11/15/42	190,820	171,769,701
4.00%, 11/15/52	19,701	17,168,129
4.25%, 2/15/54	1,903	1,736,059
4.50%, 2/15/44	26,182	24,998,100
U.S. Treasury Notes:
3.625%, 5/31/28	1,179	1,153,383
3.75%, 12/31/28	8,000	7,822,286
4.00%, 2/15/34	18,620	17,831,846
4.125%, 7/31/28	1,007	1,000,227
4.125%, 3/31/29	20,180	19,986,338
4.25%, 2/28/29	7,869	7,834,064
4.375%, 8/31/28	11,566	11,576,999
4.375%, 5/15/34	36,025	35,482,516
4.50%, 5/31/29	62,422	62,734,906
4.625%, 9/15/26	20,485	20,610,213
4.875%, 11/30/25(6)	157,420	158,287,864
4.875%, 4/30/26	25,700	25,903,617
4.875%, 5/31/26	6,895	6,953,165
Total U.S. Treasury Obligations (identified cost $611,793,863)		$601,071,014

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 19.0%
Affiliated Fund — 10.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(17)	393,335,291	$ 393,335,291
Total Affiliated Fund (identified cost $393,335,291)		$ 393,335,291

Securities Lending Collateral — 5.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(18)	192,704,630	$ 192,704,630
Total Securities Lending Collateral (identified cost $192,704,630)		$ 192,704,630
U.S. Treasury Obligations — 3.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$119,122	$ 118,634,117
Total U.S. Treasury Obligations (identified cost $118,596,017)		$ 118,634,117
Total Short-Term Investments (identified cost $704,635,938)		$ 704,674,038
Total Investments — 124.6% (identified cost $4,696,813,932)		$4,612,933,688
Other Assets, Less Liabilities — (24.6)%		$ (910,736,988)
Net Assets — 100.0%		$3,702,196,700

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,248,122,449 or 33.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(6)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $201,741,140 and the total market value of the collateral received by the Fund was $207,438,260, comprised of cash of $192,704,630 and U.S. government and/or agencies securities of $14,733,630.
(7)	Amount is less than 0.05%.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $8,391,475, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(18)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	34,185	USD	24,770	State Street Bank and Trust Company	1/17/25	$ —	$(976)
USD	3,855,899	CAD	5,298,108	Credit Agricole Corporate and Investment Bank	1/17/25	168,144	—
USD	24,576	CAD	34,185	UBS AG	1/17/25	781	—
						$168,925	$(976)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,271	Long	3/31/25	$466,938,893	$110,044
U.S. 5-Year Treasury Note	6,256	Long	3/31/25	665,042,128	(2,324,705)
U.S. 10-Year Treasury Note	535	Long	3/20/25	58,181,250	(512,838)
U.S. Long Treasury Bond	739	Long	3/20/25	84,130,531	(1,908,935)
U.S. Ultra-Long Treasury Bond	219	Long	3/20/25	26,040,469	(937,406)
U.S. Ultra 10-Year Treasury Note	(480)	Short	3/20/25	(53,430,000)	783,869
					$(4,789,971)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $404,109,901, which represents 10.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,382,900	$ —	$ —	$ —	$ 235	$ 2,383,135	$ 29,432	47,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,068,950	—	—	—	(126,200)	4,942,750	62,500	5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,552,710	—	—	—	(103,985)	3,448,725	43,750	3,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	181,877,046	448,450,469	(236,992,224)	—	—	393,335,291	3,207,336	393,335,291
Total				$ —	$(229,950)	$404,109,901	$3,343,018

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$440,483,554	$ —	$440,483,554
Collateralized Mortgage Obligations	—	192,818,334	—	192,818,334
Commercial Mortgage-Backed Securities	—	374,464,482	—	374,464,482
Convertible Bonds	—	17,800,843	—	17,800,843
Corporate Bonds	—	1,150,548,416	—	1,150,548,416
Exchange-Traded Funds	2,383,135	—	—	2,383,135
High Social Impact Investments	—	8,391,475	—	8,391,475
Preferred Stocks	6,376,054	—	—	6,376,054
Senior Floating-Rate Loans	—	74,189,486	—	74,189,486
Sovereign Government Bonds	—	33,263,997	—	33,263,997
Taxable Municipal Obligations	—	40,370,144	—	40,370,144
U.S. Government Agencies and Instrumentalities	—	16,440,947	—	16,440,947
U.S. Government Agency Mortgage-Backed Securities	—	949,657,769	—	949,657,769
U.S. Treasury Obligations	—	601,071,014	—	601,071,014

Calvert
Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$393,335,291	$ —	$ —	$393,335,291
Securities Lending Collateral	192,704,630	—	—	192,704,630
U.S. Treasury Obligations	—	118,634,117	—	118,634,117
Total Investments	$594,799,110	$4,018,134,578	$ —	$4,612,933,688
Forward Foreign Currency Exchange Contracts	$ —	$168,925	$ —	$168,925
Futures Contracts	893,913	—	—	893,913
Total	$595,693,023	$4,018,303,503	$ —	$4,613,996,526
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(976)	$ —	$(976)
Futures Contracts	(5,683,884)	—	—	(5,683,884)
Total	$(5,683,884)	$(976)	$ —	$(5,684,860)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.